Summary of Significant Accounting Policies (Details) - Schedule of Revenues are Disaggregated by Timing of Revenue Recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 363,746	$ 282,413	$ 249,235
Revenue recognized at a point in time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	333,088	266,934	244,646
Revenue recognized over time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 30,658	$ 15,479	$ 4,589